Income Taxes (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Cayman Islands USD ($)	Dec. 31, 2013 Cayman Islands CNY	Dec. 31, 2012 Cayman Islands CNY	Dec. 31, 2011 Cayman Islands CNY	Dec. 31, 2013 PRC USD ($)	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2013 U.S. USD ($)	Dec. 31, 2013 U.S. CNY	Dec. 31, 2012 U.S. CNY	Dec. 31, 2011 U.S. CNY	Dec. 31, 2013 Other foreign countries USD ($)	Dec. 31, 2013 Other foreign countries CNY	Dec. 31, 2012 Other foreign countries CNY	Dec. 31, 2011 Other foreign countries CNY
Income Taxes
Total loss before income taxes	$ (334,319)	(2,023,873)	(3,397,629)	(3,399,190)	$ (36,354)	(220,079)	(197,133)	(255,912)	$ (308,728)	(1,868,948)	(2,935,315)	(3,122,969)	$ 9,363	56,678	(46,550)	17,024	$ 1,400	8,476	(218,631)	(37,333)
Total current income tax expense	10,182	61,641	14,410	182,083					8,202	49,655	285	135,848	13	77	4,503	7,380	1,967	11,909	9,622	38,855
Deferred income tax benefit	(5,057)	(30,616)	(220,152)	(315,496)					(3,251)	(19,679)	(219,143)	(322,506)					(1,806)	(10,937)	(1,009)	7,010
Total income tax expense (benefit)	$ 5,125	31,025	(205,742)	(133,413)